Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 615,014,915	$ 68,519,783
Other financial liabilities, Non-current	1,904,512,941	2,183,803,256
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	542,220,313	55,977,988
Other financial liabilities, Non-current	1,897,563,167	2,138,411,462
Interest-Bearing Borrowings [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	135,217,631	1,627,731
Other financial liabilities, Non-current	564,865,280	465,166,560
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	295,446	678
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	134,922,185	1,627,053
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		42,616,261
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	153,057,439	42,548,459
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,548,640	128,379,000
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,094,962	20,968,571
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	346,164,239	230,654,269
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,709,891	700,871
Other financial liabilities, Non-current	$ 433,297,280	$ 251,622,840
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.89%	5.08%
Nominal Interest Rate	4.89%	5.08%
Other financial liabilities, Current	$ 2,709,891	$ 700,871
Other financial liabilities, Non-current	433,297,280	251,622,840
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,709,891	700,871
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	21,489,439
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	32,548,640
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	33,094,962	20,968,571
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	346,164,239	230,654,269
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	132,507,740	926,860
Other financial liabilities, Non-current	$ 131,568,000	$ 213,543,720
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.13%	4.36%
Nominal Interest Rate	5.13%	4.36%
Other financial liabilities, Current	$ 132,507,577	$ 926,777
Other financial liabilities, Non-current	$ 131,568,000	$ 213,543,720
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.05%	3.04%
Nominal Interest Rate	3.05%	3.04%
Other financial liabilities, Current	$ 163	$ 83
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	295,283	595
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	163	83
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	132,212,294	926,182
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		42,616,261
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 131,568,000	42,548,459
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 128,379,000